Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other comprehensive loss before reclassifications, net of tax		$ 11	$ 8	$ 54	$ 87
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 1						$ 4	$ 0
Defined Benefit Plan, Amortization of Gains (Losses)	0						0	0
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		(35)		(76)	(92)		(92)	(28)
Other comprehensive income before reclassifications, net of tax							19	(64)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	(1)	1	1	3	1	0	3	0
Net Other Comprehensive Income			(7)		(86)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	11	8	42	67		(1)	(63)
Ending balance	(28)	(25)	(6)	(25)	(6)		(76)	(92)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	0						(1)	0
Other Comprehensive Income (Loss), Net of Tax	(28)	10	7	51	86		16	(64)
Accumulated Other Comprehensive Income (Loss)
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Other Comprehensive Income (Loss), Net of Tax	(28)					$ (40)	16	(64)
Accumulated Other Comprehensive Income (Loss) | MPM Inc [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Net Other Comprehensive Income		(10)		(51)
Other Comprehensive Income (Loss), Net of Tax								(64)
Pension and Postretirement Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other comprehensive loss before reclassifications, net of tax		0	0	12	20
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		27	20	17	0		0	1
Other comprehensive income before reclassifications, net of tax							20
Amounts reclassified from Accumulated other comprehensive loss, net of tax		1	1	3	1		3	0
Net Other Comprehensive Income		1	1	(9)	(19)			(1)
Ending balance	1	26	19	26	19		17	0
Foreign Currency Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax		11	8	42	67
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance		(62)	(33)	(93)	(92)		(92)	(29)
Other comprehensive income before reclassifications, net of tax							(1)
Amounts reclassified from Accumulated other comprehensive loss, net of tax		0	0	0	0		0	0
Net Other Comprehensive Income		(11)	(8)		(67)			63
Ending balance	$ (29)	$ (51)	$ (25)	(51)	$ (25)		$ (93)	$ (92)
Foreign Currency Gain (Loss) [Member] | MPM Inc [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Net Other Comprehensive Income				$ (42)